FHLB Advances and Other Borrowings - FHLB Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Banking and Thrift [Abstract]
Within 1 year	$ 0	$ 0
1 to 3 years	350,000	100,000
4 to 5 years	850,000	500,000
More than 5 years	730,000	1,280,000
Advances that are callable	175,000	450,000
Within 1 year	175,000	275,000
1 to 3 years	350,000	275,000
4 to 5 years	775,000	500,000
More than 5 years	630,000	830,000
FHLB advances	1,930,000	1,880,000
Weighted average interest rate at end of year	3.52%	3.60%	4.10%
Weighted daily average interest rate during the year	3.57%	4.14%	4.35%
Daily average of FHLB advances	1,905,479	1,949,019	1,883,135
Maximum amount of FHLB advances at any month end	1,930,000	1,961,895	1,962,616
Interest expense during the year (excludes interest rate swap expense)	$ 68,075	$ 80,617	$ 81,994
Credit line total percentage of assets	50.00%